Supplemental Disclosures of Non-cash Investing and Financing Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Non-cash Investing and Financing Activities
Supplemental Disclosures of Non-cash Investing and Financing Activities
The following table presents non-cash investing and financing activities for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Reclassification of operating real estate to assets of properties held for sale	$21,661	$—
Escrow deposit payable related to CRE debt investments	13,467	1,970
Non-cash related to PE Investments	726	13,378
Dividends payable related to RSUs	381	—
Real estate acquisition(1)	—	31,995
Reduction of CRE debt investments(1)	—	31,995
Increase in restricted cash(1)	—	2,580
____________________________________________________________
(1) Non-cash activity occurred in connection with taking title to collateral.

18. Supplemental Disclosures of Non-cash Investing and Financing Activities
The following table presents non-cash investing and financing activities for the years ended December 31, 2013, 2012 and 2011 dollars in thousands):

	Years Ended December 31,
	2013 (2)	2012	2011
Real estate acquisition(1)	$135,361	$62,236	$318,386
Reduction of CRE debt investments(1)	135,361	62,236	123,682
Reduction of operating real estate via taking title	—	—	50,029
Assumption of mortgage notes payable(1)	—	—	248,252
Assignment of mortgage note payable via sale	7,813	—	73,577
Reduction of mortgage note payable due to foreclosure	—	—	47,372
Increase in restricted cash(1)	2,730	—	12,275
Non-cash related to PE Investments	17,473	—	—
Deferred purchase price for PE Investment III (refer to Note 6)	39,760	—	—
Reclassification of operating real estate to asset held for sale	30,063	549	—
Reclassification of operating real estate to other assets	89,219	—	—
Reclassification of operating real estate to deferred costs and intangible assets	25,497	7,536	—
Reclassification of real estate debt investment to other assets	8,952	—	—
Reclassification from equity to liabilities for prior year accrued equity compensation	—	—	2,136
Reclassification of mortgage note payable to liabilities held for sale	28,962	—	—
Escrow deposit payable related to CRE debt investments	57,226	37,176	7,747
Dividends payable related to RSUs	2,128	—	—
Activity in non-controlling interest	—	2,358	144
Elimination of mortgage notes payable upon acquisition of CRE debt investment	—	—	36,252
Common stock related to transactions	17,712	—	—
Increase of restricted cash in connection with swap collateral	—	—	22,389
Decrease of restricted cash in connection with swap collateral	—	22,037	—
Assignment of CRE debt investment	—	26,100	—
Discount on CRE debt investment	—	2,516	—
Elimination of CRE securities	—	—	11,205
Due from related party	—	11,795	—
Consolidation of assets of CDOs	—	—	212,205
Consolidation of liabilities of CDOs	—	—	201,409
____________________________________________________________

(1)	Non-cash activity occurred in connection with taking title to collateral.

(2)	Refer to Note 3 for non-cash investing and financing activities related to the deconsolidation of certain N-Star CDOs.

Cash Paid for Interest
For the years ended December 31, 2013, 2012, and 2011, cash paid for interest on outstanding borrowings was $158.9 million, $126.2 million and $124.7 million, respectively. The difference between interest expense on the consolidated statements of operations and cash paid for interest is primarily due to reclassification of losses related to derivative instruments from OCI into earnings and non-cash interest expense recorded on amortization of deferred financing costs related to borrowings.